Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES
7.	ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance is calculated at portfolio-level since our loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment.

For the purpose of calculating portfolio-level reserves, we have grouped our loans into two portfolio segments: Corporate and Personal. The allowance consists of the combination of a quantitative assessment component based on statistical models, a retrospective evaluation of actual loss information to loss forecasts, value of collaterals and could include a qualitative component based on management judgment.

In estimating the probable loss of the loan portfolio, the Company also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance. Finally, as appropriate, the Company also considers individual borrower circumstances and the condition and fair value of the loan collateral, if any.

In addition, the Company also calculates the provision amount in accordance with PRC regulation “The Guidance for Loan Losses” (“The Provision Guidance”) issued by PBOC and is applied to all financial institutes as below:

1.
General Reserve - is based on total loan receivable balance and to be used to cover unidentified probable loan loss. The General Reserve is required to be no less than 1% of total loan receivable balance.

2.
Specific Reserve - is based on the level of loss of each loan after categorizing the loan according to their risk.  According to the so-called “Five-Tier Principle” set forth in the Provision Guidance, the loans are categorized as “pass”, “special-mention”, “substandard”, “doubtful” or “loss”. Normally, the provision rate is 2% for “special-mention”, 25% for “substandard”, 50% for “doubtful” and 100% for “loss”.

3.
Special Reserve - is fund set aside covering losses due to risks related to a particular country, region, industry or type of loans. The reserve rate could be decided based on management estimate of loan collectability.

To the extent the general loan loss reserve rate of 1% as required by PBOC differs from management’s estimates, the management elects to use the higher rate. As of December 31, 2013, the Company utilized Specific Reserve in estimating the loan loss as it is higher than the amount calculated based on the General Reserve.

While management uses the best information available to make loan loss allowance evaluations, adjustments to the allowance may be necessary based on changes in economic and other conditions or changes in accounting guidance.

The following tables present the activity in the allowance for loan losses and related recorded investment in loans receivable by classes of the loans individually and collectively evaluated for impairment as of and for the year ended December 31, 2013 and 2012:

	Business Loans	Personal Loans		Total
For the year ended December 31, 2013
Beginning balance	$638,471	$219,342		$857,813
Charge-offs	-		-		-
Recoveries	(288,313)		(277,180)		(565,493)
Provisions	699,678		383,950		1,083,628
Ending balance	1,049,836		326,112		1,375,948
Ending balance: individually evaluated for impairment	-		-		-
Ending balance: collectively evaluated for impairment	$1,049,836		$326,112		$1,375,948

	Business Loans	Personal Loans	Total
For the year ended December 31, 2012
Beginning balance	$663,867	$102,806	$766,673
Charge-offs	-	-	-
Recoveries	(25,396)	-	(25,396)
Provisions	-	116,536	116,536
Ending balance	638,471	219,342	857,813
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$638,471	$219,342	$857,813

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2013:

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Business loans	$52,714,898	$1,894,572	$130,886	$1,735,550	$144,987	$56,620,893
Personal loans	32,320,605	312,993	736,232	212,690	-	33,582,520
	$85,035,503	$2,207,565	$867,118	$1,948,240	$144,987	$90,203,413

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2012:

	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Business loans	$61,138,762	$1,344,320	$79,257	$1,284,741	$-	$63,847,080
Personal loans	21,594,332	-	38,569	301,312	-	21,934,213
	$82,733,094	$1,344,320	$117,826	$1,586,053	$-	$85,781,293